Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Short-term investments	$ 1,218,380	$ 52,336
Investments held-to-maturity	2,255,987	2,036,214
Other real estate owned, net	3,842	5,346
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,550,070	2,053,883
Short-term investments	1,218,380	52,336
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	142,283	27,341
Investments held-to-maturity	2,208,663	2,066,120
Loans, net of allowance for credit losses	5,142,622	4,043,889
Other real estate owned, net	3,842	5,346
Financial liabilities
Long-term debt	143,500	143,322
Carrying amount | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	33,759	33,822
Carrying amount | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	3,046,876	1,968,576
Fair value | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,550,070	2,053,883
Short-term investments	1,218,380	52,336
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	142,283	27,341
Investments held-to-maturity	2,255,987	2,036,214
Loans, net of allowance for credit losses	5,161,257	4,047,262
Other real estate owned, net	3,842	5,346
Financial liabilities
Long-term debt	147,574	146,261
Fair value | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	33,759	33,822
Fair value | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	3,050,383	1,970,004
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash due from banks	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	0	0
Investments held-to-maturity	47,324	(29,906)
Loans, net of allowance for credit losses	18,635	3,373
Other real estate owned, net	0	0
Financial liabilities
Long-term debt	(4,074)	(2,939)
Appreciation / (depreciation) | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2 | Term deposits | Customers
Financial liabilities
Payable on demand	$ (3,507)	$ (1,428)